CONVERTIBLE NOTES PAYABLE (Details Textual)					1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 14, 2015 USD ($)	Jun. 11, 2015 USD ($) Day $ / shares shares	Nov. 05, 2014 USD ($) shares	Mar. 07, 2014 USD ($) shares	Aug. 19, 2015 USD ($)	Apr. 16, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 06, 2011 USD ($) $ / shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 2,000,000
Proceeds from Notes Payable							1,470,000	$ 0	$ 0	$ 450,000
Repayments of Notes Payable					$ 702,000		702,000
Debt Instrument, Periodic Payment, Interest					9,700
Proceeds from Issuance of Debt					$ 234,000
Proceeds from Convertible Debt									0	4,994,000
Common Stock, Capital Shares Reserved for Future Issuance | shares		7,000,000
Stock Issued During Period, Value, New Issues		$ 500,000
First and Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Notes Payable							1,470,000
Debt Instrument, Unamortized Discount							$ 163,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible Notes Payable											$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			5,057	3,410		31,000
Accrued Interest And Fees									$ 42,329	$ 42,329
Paid-in-Kind Interest			$ 90,000	$ 90,000		$ 90,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		24.00%
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 5.00
Debt Instrument, Convertible, Stock Price Trigger | $ / shares		$ 5.00
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		85.00%
Debt Instrument, Convertible, Threshold Trading Days | Day		20
Convertible Notes Payable [Member] | Underwritten Public Offerings [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		135.00%
Debt Instrument, Convertible, Threshold Trading Days | Day		60
Debt Instrument, Redemption Price, Percentage		125.00%
Convertible Notes Payable [Member] | Public Offering [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		135.00%
Debt Instrument, Convertible, Threshold Trading Days | Day		60
Debt Instrument, Redemption Price, Percentage		125.00%
Convertible Notes Payable [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Dec. 11, 2015
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Face Amount		$ 1,166,666
Long-term Debt, Gross		$ 1,050,000
Proceeds from Issuance of Debt	$ 466,667
Debt Instrument, Maturity Date Range, End		Mar. 11, 2016
Convertible Notes Payable [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 14, 2016
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Long-term Debt, Gross	$ 420,000
Proceeds from Convertible Debt	$ 400,000
Debt Instrument, Maturity Date Range, End	Apr. 14, 2016
Treco International, S.A [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date							Oct. 06, 2018
Debt Instrument, Frequency of Periodic Payment							semi-annually
Debt Instrument, Interest Rate, Stated Percentage											9.00%
Accrued Interest And Fees							$ 87,000
Long-term Debt, Gross											$ 2,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 350.00
Treco International, S.A [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date									Oct. 06, 2018
Debt Instrument, Frequency of Periodic Payment									semi-annually
Debt Instrument, Interest Rate, Stated Percentage											9.00%
Debt Instrument, Face Amount									$ 2,000,000
Long-term Debt, Gross											$ 2,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 350.00